CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash		$ 908,754	$ 969,353
Cash equivalents		114,445	177,840
Total cash and cash equivalents		1,023,199	1,147,193
Current portion of restricted cash		0	368
Non-current portion of restricted cash	[1]	125,235	125,511
Total cash, cash equivalents and restricted cash		$ 1,148,434	$ 1,273,072	$ 1,435,836	$ 1,988,457

[1]	As of December 31, 2025 and 2024, the non-current portion of restricted cash included bank time deposits of $125,046 and $125,331, respectively. On December 9, 2022, as required under the Concession, MRM provided a bank guarantee in favor of the Macau government of Macau Patacas (“MOP”) 1,000,000 (equivalent to $124,319) to secure the fulfillment of performance of certain of its legal and contractual obligations, including labor obligations. As stipulated in the bank guarantee contract, the amount of MOP1,000,000 (equivalent to $124,319), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee. The bank guarantee will remain in effect until 180 days after the earlier of the expiration or termination of the Concession. As of December 31, 2025 and 2024, Hong Kong dollars (“HK$”) 970,874 (equivalent to MOP1,000,000) held in the cash collateral bank account was translated to $124,772 and $125,056, respectively, and included in the non-current portion of restricted cash in the accompanying consolidated balance sheets.